1095 Avenue of the Americas
New York, NY 10036-6797
+1 212 698 3500 Main
+1 212 698 3599 Fax
www.dechert.com

LISA R. PRICE

lisa.price@dechert.com
+1 212 649 8795 Direct
+1 212 698 0495 Fax

July 30, 2010

VIA EDGAR

Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, NE
Washington, DC 20549

Re: UBS Cashfund Inc. (the “Registrant”)
File Nos. 2-60655 and 811-2802
Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the undersigned hereby certifies, on behalf of the Registrant, (i) that the form of the Registrant’s Prospectus that would have been filed by the Registrant pursuant to Rule 497(c) under the Act would not have differed from that contained in the Amendment and (ii) that the text of the Amendment was filed electronically via EDGAR with the Commission on July 28, 2010.

No fees are required in connection with this filing. If you have any questions or comments, please contact the undersigned at 212.649.8795 or Keith A. Weller, Senior Associate General Counsel and Executive Director, UBS Global Asset Management (Americas) Inc., at 212.882.5576.

Very truly yours,

/s/ Lisa R. Price

Lisa R. Price

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